Related Party Transactions and Balances - Schedule of Due from Related Parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Ping Forward [Member]
Accounts receivable
Due from related parties		$ 1,088,558
Related Party [Member]
Accounts receivable
Due from related parties		$ 1,088,558